Event (Unaudited) Subsequent to the Date of the Independent Auditor’s Report (Details Narrative) - USD ($)	May 02, 2022	Dec. 04, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Issuance of shares		9,500
2 Accredited [Member] | Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Issuance of shares	300,000
Issued price per share	$ 10
Issuance of private placement	$ 3,000,000